First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 84.7%
$10,000,000	U.S. Treasury Bill (a)	(b)	04/02/19	$9,999,342
19,000,000	U.S. Treasury Bill (a)	(b)	04/11/19	18,987,495
19,000,000	U.S. Treasury Bill (a)	(b)	04/18/19	18,978,826
15,000,000	U.S. Treasury Bill (a)	(b)	04/25/19	14,976,663
12,000,000	U.S. Treasury Bill (a)	(b)	05/02/19	11,975,781
15,000,000	U.S. Treasury Bill (a)	(b)	05/09/19	14,962,633
22,000,000	U.S. Treasury Bill (a)	(b)	05/16/19	21,935,164
18,000,000	U.S. Treasury Bill (a)	(b)	05/23/19	17,939,160
14,000,000	U.S. Treasury Bill (a)	(b)	06/27/19	13,920,740
	Total U.S. Treasury Bills			143,675,804
	(Cost $143,670,038)

Shares	Description	Value
MONEY MARKET FUNDS – 5.3%
9,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (c)	9,000,000
	(Cost $9,000,000)
	Total Investments – 90.0%	152,675,804
	(Cost $152,670,038) (d)
	Net Other Assets and Liabilities – 10.0%	16,879,911
	Net Assets – 100.0%	$169,555,715
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2019:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Futures	44	$2,957,240	May–19	$51,361
Brent Crude Futures	40	2,677,600	Jun–19	(27,500)
Cattle Feeder Futures	48	3,570,600	May–19	(51,350)
Cocoa Futures	205	4,674,000	May–19	72,492
Coffee “C” Futures	123	4,358,813	May–19	(339,917)
Copper Futures	184	13,505,600	May–19	354,949
Corn Futures	135	2,406,375	May–19	(179,839)
Corn Futures	144	2,770,200	Dec–19	(96,212)
Cotton No. 2 Futures	107	4,152,135	May–19	331,518
Gasoline RBOB Futures	37	2,925,405	Apr–19	161,949
Gasoline RBOB Futures	35	2,745,960	May–19	126,273
Gasoline RBOB Futures	29	2,255,736	Jun–19	14,066
Gasoline RBOB Futures	20	1,539,720	Jul–19	(14,141)
Gold 100 Oz. Futures	151	19,607,350	Jun–19	(307,821)
KC HRW Wheat Futures	129	2,773,500	May–19	(344,032)
KC HRW Wheat Futures	167	3,655,213	Jul–19	(418,137)
Lean Hogs Futures	59	2,089,780	Jun–19	6,690
Lean Hogs Futures	27	995,760	Jul–19	77,900
Lean Hogs Futures	27	1,004,940	Aug–19	81,750
Lean Hogs Futures	25	809,250	Oct–19	(72,510)
Live Cattle Futures	95	4,522,000	Jun–19	(57,304)
Live Cattle Futures	48	2,220,960	Aug–19	(15,420)
LME Lead Futures	43	2,168,275	Jun–19	(146,738)
LME Nickel Futures	56	4,362,960	Jun–19	(3,093)
LME Primary Aluminum Futures	85	4,060,875	Jun–19	3,944
LME Zinc Futures	63	4,622,231	Jun–19	253,969
Low Sulphur Gasoil “G” Futures	49	2,975,525	May–19	107,150
Low Sulphur Gasoil “G” Futures	49	2,986,550	Jun–19	(35,450)

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Low Sulphur Gasoil “G” Futures	39	$2,384,850	Jul–19	$4,964
Natural Gas Futures	67	1,783,540	Apr–19	(9,715)
Natural Gas Futures	94	2,901,780	Dec–19	(105,092)
NY Harbor ULSD Futures	15	1,241,982	Apr–19	29,639
NY Harbor ULSD Futures	20	1,658,832	May–19	(38,037)
NY Harbor ULSD Futures	19	1,579,960	Jun–19	(35,095)
NY Harbor ULSD Futures	22	1,836,635	Jul–19	(15,216)
Platinum Futures	38	1,622,790	Jul–19	(23,110)
Silver Futures	123	9,292,650	May–19	(480,321)
Soybean Futures	111	4,907,587	May–19	(218,474)
Soybean Futures	79	3,630,050	Nov–19	(113,789)
Soybean Meal Futures	103	3,156,950	May–19	(30,349)
Soybean Meal Futures	114	3,534,000	Jul–19	(38,360)
Soybean Oil Futures	249	4,236,984	May–19	(300,830)
Soybean Oil Futures	247	4,368,936	Dec–19	(251,842)
Sugar #11 (World) Futures	174	2,441,846	Apr–19	(155,631)
Sugar #11 (World) Futures	214	3,031,952	Jun–19	(211,038)
WTI Crude Futures	21	1,262,940	Apr–19	115,054
WTI Crude Futures	34	2,049,520	May–19	87,449
	Total	$166,318,337		$(2,255,246)

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,887,070 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,136,550. The net unrealized depreciation was $2,249,480. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 143,675,804	$ —	$ 143,675,804	$ —
Money Market Funds	9,000,000	9,000,000	—	—
Total Investments	152,675,804	9,000,000	143,675,804	—
Futures Contracts	1,881,117	1,881,117	—	—
Total	$ 154,556,921	$ 10,881,117	$ 143,675,804	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (4,136,363)	$ (4,136,363)	$ —	$ —

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 73.1%
$1,500,000	U.S. Treasury Bill (a)	(b)	04/02/19	$1,499,901
500,000	U.S. Treasury Bill (a)	(b)	04/11/19	499,671
250,000	U.S. Treasury Bill (a)	(b)	04/18/19	249,721
1,500,000	U.S. Treasury Bill (a)	(b)	04/18/19	1,498,328
3,000,000	U.S. Treasury Bill (a)	(b)	04/25/19	2,995,333
1,500,000	U.S. Treasury Bill (a)	(b)	05/02/19	1,496,973
3,000,000	U.S. Treasury Bill (a)	(b)	05/09/19	2,992,527
300,000	U.S. Treasury Bill (a)	(b)	05/16/19	299,116
2,000,000	U.S. Treasury Bill (a)	(b)	05/16/19	1,994,106
1,000,000	U.S. Treasury Bill (a)	(b)	05/23/19	996,620
6,000,000	U.S. Treasury Bill (a)	(b)	06/27/19	5,966,031
	Total U.S. Treasury Bills			20,488,327
	(Cost $20,487,308)

Shares	Description	Value
MONEY MARKET FUNDS – 5.4%
1,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.30% (c)	1,500,000
	(Cost $1,500,000)
	Total Investments – 78.5%	21,988,327
	(Cost $21,987,308) (d)
	Net Other Assets and Liabilities – 21.5%	6,018,702
	Net Assets – 100.0%	$28,007,029
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2019:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Futures	8	$537,680	May–19	$7,470
Brent Crude Futures	10	669,400	Jun–19	570
Brent Crude Futures	3	200,160	Jul–19	(2,250)
Copper Future	9	660,600	May–19	15,312
Copper Future	9	661,950	Jul–19	(638)
Gasoline RBOB Futures	5	395,325	Apr–19	18,711
Gasoline RBOB Futures	6	466,704	Jun–19	9,185
Gasoline RBOB Futures	4	307,944	Jul–19	4,490
Gasoline RBOB Futures	5	379,974	Aug–19	(3,389)
Gold 100 Oz Futures	8	1,038,800	Jun–19	(16,309)
KC HRW Wheat Futures	30	645,000	May–19	(77,774)
KC HRW Wheat Futures	5	109,438	Jul–19	(3,725)
Live Cattle Futures	1	46,270	Aug–19	(1,300)
LME Nickel Futures	2	155,820	Jun–19	(4,188)
LME Zinc Futures	10	733,688	Jun–19	39,069
Low Sulphur Gasoil “G” Futures	3	182,175	May–19	(3,775)
Low Sulphur Gasoil “G” Futures	5	304,750	Jun–19	(1,300)
Low Sulphur Gasoil “G” Futures	5	305,750	Jul–19	636
NY Harbor ULSD Futures	1	83,156	Jun–19	(1,457)
NY Harbor ULSD Futures	5	417,417	Jul–19	(3,553)
Platinum Futures	7	298,935	Jul–19	(3,205)
Silver Futures	4	302,200	May–19	(12,907)

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Soybean Futures	9	$413,550	Nov–19	$(8,913)
Soybean Meal Futures	13	398,450	May–19	(1,647)
WTI Crude Futures	3	181,470	Jul–19	70
		$9,896,606		$(50,817)
Futures Contracts Short:
Cattle Feeder Futures	8	$(595,100)	May–19	$(1,750)
Cocoa Futures	10	(227,000)	Jul–19	(720)
Coffee “C” Futures	22	(800,663)	Jul–19	2,013
Corn Futures	27	(481,275)	May–19	18,575
LME Lead Futures	2	(100,850)	Jun–19	(475)
LME Primary Aluminum Futures	2	(95,550)	Jun–19	613
Natural Gas Futures	32	(851,840)	Apr–19	30,329
Soybean Oil Futures	9	(155,736)	Aug–19	1,320
Sugar #11 (World) Futures	43	(609,224)	Jun–19	(7,953)
Wheat (CBT) Futures	30	(686,625)	May–19	49,856
		$(4,603,863)		$91,808
	Total	$5,292,743		$40,991

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $199,259 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $157,249. The net unrealized appreciation was $42,010. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 20,488,327	$ —	$ 20,488,327	$ —
Money Market Funds	1,500,000	1,500,000	—	—
Total Investments	21,988,327	1,500,000	20,488,327	—
Futures Contracts	198,219	198,219	—	—
Total	$ 22,186,546	$ 1,698,219	$ 20,488,327	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (157,228)	$ (157,228)	$ —	$ —